Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management

As part of our overall risk management system, we have established certain procedures to assess, identify, and manage material risks from cybersecurity threats. Our cybersecurity risk management system is designed to align with industry best practices, including International Organization for Standardization, or ISO, standards, provide a framework for handling cybersecurity threats and incidents, and facilitate coordination across different departments of our company. As part of this system, we have a formally documented information security management program and conduct regular tabletop exercises that include participation from executive officers. In addition, we engage consultants and other third parties who are experts in the cybersecurity risk management field to review and provide testing services as well as general incident management services. These engagements directly contribute to industry certifications and attestations that demonstrate our dedication to protecting the data that we are entrusted with by customers. Our Governance, Risk and Compliance team within the information security management program oversees and identifies material cybersecurity risks associated with our use of these third-party service providers through a formal vendor security risk management program.

We regularly assess whether any risks from cybersecurity threats are reasonably likely to materially affect our company, its business strategy, results of operations or financial condition. If any such risks are identified, we take appropriate measures to mitigate them. While we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition, the failure of our IT systems to perform properly could disrupt our ability to develop, market and sell our solutions and services, which may result in decreased sales, increased overhead costs, and failure of our solutions to properly function, causing our business, our reputation, and our operating results to suffer. Please see “Item 3.D. Risk Factors- Risks Related to Our Business and Our Industry- Breaches of network or information technology security, natural disasters or terrorist attacks could have an adverse effect on our business.

Governance

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors will (i) maintain oversight of the disclosure relating to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our chief executive officer, chief financial officer, and other personnel in charge of cybersecurity matters on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer, and other personnel in charge of cybersecurity matters.

At the management level, our Chief Information Security Officer (CISO) is responsible for assessing, identifying, and managing material risks from cybersecurity threats to our company, as well as monitoring the prevention, detection, mitigation, and remediation of material cybersecurity incidents. Our CISO has extensive experience in Information Systems and Technology, with a strong focus on Information Security, Incident Response, Cybersecurity, and Forensics. The CISO reports to our board of directors on (i) a quarterly basis, providing updates on the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, along with any related disclosure considerations, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors will (i) maintain oversight of the disclosure relating to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our chief executive officer, chief financial officer, and other personnel in charge of cybersecurity matters on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer, and other personnel in charge of cybersecurity matters.

At the management level, our Chief Information Security Officer (CISO) is responsible for assessing, identifying, and managing material risks from cybersecurity threats to our company, as well as monitoring the prevention, detection, mitigation, and remediation of material cybersecurity incidents. Our CISO has extensive experience in Information Systems and Technology, with a strong focus on Information Security, Incident Response, Cybersecurity, and Forensics. The CISO reports to our board of directors on (i) a quarterly basis, providing updates on the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, along with any related disclosure considerations, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	At the management level, our Chief Information Security Officer (CISO) is responsible for assessing, identifying, and managing material risks from cybersecurity threats to our company, as well as monitoring the prevention, detection, mitigation, and remediation of material cybersecurity incidents.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We regularly assess whether any risks from cybersecurity threats are reasonably likely to materially affect our company, its business strategy, results of operations or financial condition.